Net fee and commission income (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Net fee And Commission Income [Line Items]
Underwriting fees	$ 637	$ 633	$ 1,512
M&A and corporate finance fees	669	804	1,102
Brokerage fees	3,323	3,487	4,383
Investment fund fees	4,730	4,942	5,790
Portfolio management and related services	9,091	9,059	9,762
Other	1,950	1,921	1,874
Total fee and commission income	20,399	20,846	24,422
Total fee and commission expense	1,790	1,823	1,985
Net fee and commission income	18,610	19,023	22,438
Global Wealth Management
Net fee And Commission Income [Line Items]
Total fee and commission income	12,687	12,990	14,545
Personal & Corporate Banking
Net fee And Commission Income [Line Items]
Total fee and commission income	1,840	1,657	1,645
Asset Management
Net fee And Commission Income [Line Items]
Total fee and commission income	2,723	2,840	3,337
Investment Bank
Net fee And Commission Income [Line Items]
Total fee and commission income	3,153	3,350	4,863
Non-core and Legacy
Net fee And Commission Income [Line Items]
Total fee and commission income	7	0	0
Group Items
Net fee And Commission Income [Line Items]
Total fee and commission income	(11)	10	33
of which: recurring
Net fee And Commission Income [Line Items]
Total fee and commission income	14,008	14,229	15,410
of which: transaction-based
Net fee And Commission Income [Line Items]
Total fee and commission income	6,320	6,550	8,743
of which: performance-based
Net fee And Commission Income [Line Items]
Total fee and commission income	$ 71	$ 68	$ 269